Share-Based Compensation (Schedule Of Stock Options Awarded Under The Option Plans) (Details) (USD $)	12 Months Ended
	Sep. 30, 2012	Sep. 30, 2011	Sep. 30, 2010
Share-Based Compensation [Abstract]
Stock options, Shares, October 1	435,054	761,931	891,826
Stock options Granted, Shares			2,000
Stock options Exercised, Shares	(100,872)	(104,912)	(73,765)
Stock options Cancelled, Shares	(208,366)	(221,965)	(58,130)
Stock options, Shares, September 30	125,816	435,054	761,931
Stock options, Shares, Reserved for future grant	1,301,090	1,115,776	949,062
Stock options Exercisable, Shares	125,149	397,073	677,538
Stock options Estimated Weighted Avg. Price, October 1	$ 35.58	$ 35.15	$ 33.63
Stock options Granted, Estimated Weighted Avg. Price			$ 32.55
Stock options Exercised, Estimated Weighted Avg. Price	$ 14.98	$ 13.18	$ 12.03
Stock options Cancelled, Estimated Weighted Avg. Price	$ 45.18	$ 44.67	$ 41.17
Stock options Estimated Weighted Avg. Price, September 30	$ 36.29	$ 35.58	$ 35.15
Stock options Exercisable, Estimated Weighted Avg. Price	$ 36.31	$ 35.42	$ 34.88